Employee benefits (Details 13) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (1,045)
Current Service cost and interest cost	(12)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,169
Current Service cost and interest cost	6
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(722)
Current Service cost and interest cost	(51)
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	868
Current Service cost and interest cost	61
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	911
Current Service cost and interest cost	150
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(762)
Current Service cost and interest cost	$ (63)